Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss receivables from customer	$ 929,000		$ 501,000
Allowance for expected credit losses	13,000
Impairment loss of long-term investments			290,000
Finite-lived intangible asset, useful life	2 years
Impairment of long-lived assets
Employment days	2 months	2 months
Employee contribution for MPF	5.00%	5.00%
MPF per month (in Dollars)		$ 1,500
Government subsidies				3,000
Income tax temporary difference				9,000
Deferred tax asset or liability
Tax benefit percentage	50.00%	50.00%
Mandatory provident fund expenses	$ 139,000		59,000	38,000
Allowance for credit loss	$ 942,000		501,000	590,000	$ 223,000
Investment
Cryptocurrencies [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss
Equity Method Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	20.00%